Subsidiaries (Details) - Schedule of legal owner of backbone mining solutions	12 Months Ended
Dec. 31, 2021
AU [Member]
Subsidiaries (Details) - Schedule of legal owner of backbone mining solutions [Line Items]
Security type	Ordinary shares
Main place of business	USA
Securities	100.00%
Equity	100.00%
Voting	100.00%
Pembroke [Member]
Subsidiaries (Details) - Schedule of legal owner of backbone mining solutions [Line Items]
Security type	Ordinary shares
Main place of business	USA
Securities	100.00%
Equity	100.00%
Voting	100.00%
Volta [Member]
Subsidiaries (Details) - Schedule of legal owner of backbone mining solutions [Line Items]
Security type	Ordinary shares
Main place of business	CDA
Securities	100.00%
Equity	100.00%
Voting	100.00%
Backbone [Member]
Subsidiaries (Details) - Schedule of legal owner of backbone mining solutions [Line Items]
Security type	Ordinary shares
Main place of business	CDA
Securities	100.00%
Equity	100.00%
Voting	100.00%
Backbone Argentina [Member]
Subsidiaries (Details) - Schedule of legal owner of backbone mining solutions [Line Items]
Security type	Ordinary shares
Main place of business	ARG
Securities	100.00%
Equity	100.00%
Voting	100.00%
Backbone Paraguay [Member]
Subsidiaries (Details) - Schedule of legal owner of backbone mining solutions [Line Items]
Security type	Ordinary shares
Main place of business	PAR
Securities	100.00%
Equity	100.00%
Voting	100.00%
Backbone Mining [Member]
Subsidiaries (Details) - Schedule of legal owner of backbone mining solutions [Line Items]
Security type	Ordinary shares
Main place of business	USA
Securities	100.00%
Equity	100.00%
Voting	100.00%
ON [Member]
Subsidiaries (Details) - Schedule of legal owner of backbone mining solutions [Line Items]
Security type	Ordinary shares
Main place of business	CDA
Securities	100.00%
Equity	100.00%
Voting	100.00%
Backbone USA [Member]
Subsidiaries (Details) - Schedule of legal owner of backbone mining solutions [Line Items]
Security type	Ordinary shares
Main place of business	USA
Securities	100.00%
Equity	100.00%
Voting	100.00%